                          SUPPLEMENT DATED JUNE 2, 2009
                    TO THE PROSPECTUS DATED MAY 1, 2009, FOR

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                                 CORPEXEC VUL VI
               CORPORATE EXECUTIVE SERIES VARIABLE UNIVERSAL LIFE

                                  INVESTING IN

      NYLIAC CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT-I

     This supplement amends the May 1, 2009 prospectus for the CorpExec Variable Universal Life policy. You should read this information carefully and retain this supplement for future reference together with the prospectus. Capitalized terms have the same meaning as those included in the prospectus.

     The "Periodic Charges Other Than Funds' Operating Expenses" on page 10 is modified as follows:

---------------------------------------------------------------------------------------------
        CHARGE                  WHEN CHARGE IS DEDUCTED                  AMOUNT DEDUCTED
---------------------------------------------------------------------------------------------
Loan Interest          Monthly while loan balance is outstanding   Current:  4.00%
                                                                   Guaranteed Maximum:  6.00%


---------------------------------------------------------------------------------------------



     The "Interest on Value in Loan Account" section on page 62 is modified as follows:

     Effective immediately, the rate we currently expect to credit on loaned amounts beginning in the eleventh Policy Year is 0.05% less than the effective annual rate we charge for loan interest.

     The "Loan Interest" section on page 62 is modified as follows:

     Effective immediately, the effective annual loan interest rate we currently charge is 4.00%, payable in arrears.

                              ---------------------
                 New York Life Insurance and Annuity Corporation
                            (A Delaware Corporation)
                                51 Madison Avenue
                            New York, New York 10010